Subsidiary guarantees (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsidiary guarantees
Total operating revenues	$ 138,972	$ 132,460	$ 131,727	$ 107,111	$ 84,942	$ 60,135	$ 49,930	$ 46,993	$ 290,972	$ 238,838	$ 510,270	$ 242,000	$ 96,574
Total operating costs and expenses									194,060	131,205	308,371	169,018	350,103
Operating income	39,663	54,603	58,471	49,162	26,573	19,379	9,640	17,390	96,912	107,633	201,899	72,982	(253,529)
Interest income (expense), net									(36,327)	(22,194)	(50,472)	(18,331)	(7,241)
Other, net									28,806	(13,960)	13,501	5,785	2,269
Income before income taxes									89,391	71,479	164,928	60,436	(258,501)
Income tax expense									(32,181)	(25,737)	(59,374)	25,812	74,006
Net income	1,566	58,246	41,072	4,670	35,090	16,633	10,602	23,923	57,210	45,742	105,554	86,248	(184,495)
Laredo Holdings
Subsidiary guarantees
Total operating costs and expenses									159	7	8	7	7
Operating income									(159)	(7)	(8)	(7)	(7)
Interest income (expense), net										55	96	150	185
Income before income taxes									(159)	48	88	143	178
Net income									(159)	48	88	143	178
Laredo
Subsidiary guarantees
Total operating revenues									152,458	102,482	237,194	93,580	60,684
Total operating costs and expenses									126,564	71,859	173,638	91,620	244,252
Operating income									25,894	30,623	63,556	1,960	(183,568)
Interest income (expense), net									(36,327)	(17,152)	(45,470)	(11,911)	(6,032)
Other, net									28,814	(5,696)	10,492	13,808	8,316
Income before income taxes									18,381	7,775	28,578	3,857	(181,284)
Income tax expense									(32,181)	(4,336)	(37,974)	(2,234)	74,006
Net income									(13,800)	3,439	(9,396)	1,623	(107,278)
Subsidiary Guarantors
Subsidiary guarantees
Total operating revenues									143,403	139,650	280,349	152,373	38,956
Total operating costs and expenses									72,226	62,633	141,998	81,344	108,910
Operating income									71,177	77,017	138,351	71,029	(69,954)
Interest income (expense), net										(5,097)	(5,098)	(6,570)	(1,394)
Other, net									(8)	(8,264)	3,009	(8,023)	(6,047)
Income before income taxes									71,169	63,656	136,262	56,436	(77,395)
Income tax expense										(21,401)	(21,400)	28,046
Net income									71,169	42,255	114,862	84,482	(77,395)
Intercompany eliminations
Subsidiary guarantees
Total operating revenues									(4,889)	(3,294)	(7,273)	(3,953)	(3,066)
Total operating costs and expenses									$ (4,889)	$ (3,294)	$ (7,273)	$ (3,953)	$ (3,066)